Debt (Narrative) (Details) (USD $)	12 Months Ended									1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended								12 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2010	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2010 Interest Rate Contract [Member]	Dec. 31, 2010 Interest Rate Contract One [Member]	Dec. 31, 2010 Interest Rate Contract Two [Member]	May 31, 2010 Secured Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facilities [Member]	Dec. 31, 2009 Revolving Credit Facilities [Member]	Jun. 30, 2007 Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2010 Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2009 Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2010 2006 Senior Unsecured Notes [Member]	Dec. 31, 2009 2006 Senior Unsecured Notes [Member]	Dec. 31, 2006 2006 Senior Unsecured Notes [Member]	Dec. 31, 2010 Senior Notes Issuance 1 [Member]	Dec. 31, 2010 Senior Notes Remaining Issuance [Member]	Apr. 30, 2008 Exchangeable Senior Notes [Member]	Mar. 31, 2008 Exchangeable Senior Notes [Member]	Nov. 30, 2006 Exchangeable Senior Notes [Member]	Dec. 31, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2009 Exchangeable Senior Notes [Member]	Apr. 30, 2010 Exchangeable Senior Notes [Member]	Jun. 30, 2008 Term Loans [Member]	Dec. 31, 2010 Term Loans [Member]	Dec. 31, 2009 Term Loans [Member]	Nov. 30, 2008 Collateralized Term Loan [Member]	Dec. 31, 2010 Collateralized Term Loan [Member]	Dec. 31, 2010 Minimum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2009 Minimum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 Maximum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2009 Maximum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 LIBOR [Member] Revolving Credit Facilities [Member]	Dec. 31, 2009 LIBOR [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 LIBOR [Member] Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2010 LIBOR [Member] 2006 Senior Unsecured Notes [Member]	Dec. 31, 2009 LIBOR [Member] Term Loans [Member]	Dec. 31, 2010 LIBOR [Member] Term Loans [Member]	Dec. 31, 2010 LIBOR [Member] Minimum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 LIBOR [Member] Maximum [Member] Revolving Credit Facilities [Member]	Nov. 30, 2006 Capped Call [Member] Exchangeable Senior Notes [Member]	Dec. 31, 2010 Federal Funds Rate [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 Federal Funds Rate [Member] Term Loans [Member]	Dec. 31, 2010 LIBOR Floor [Member] Term Loans [Member]	Sep. 30, 2010 2010 Term Loan [Member] Secured Credit Facility [Member]	May 31, 2010 2010 Term Loan [Member] Secured Credit Facility [Member]	Dec. 31, 2009 2010 Term Loan [Member] Term Loans [Member]	Sep. 30, 2010 2010 Revolving Facility [Member] Secured Credit Facility [Member]	May 31, 2010 2010 Revolving Facility [Member] Secured Credit Facility [Member]
Debt Instrument [Line Items]
New secured credit facility										$ 450,000,000
Repaid and terminated term loan facility	216,765,000	1,232,000	860,000							220,000,000																	30,000,000	220,000,000
Percentage of outstanding notes purchased from senior unsecured notes offering										93.00%
Unsecured senior notes, interest rate										6.125%									7.871%							9.25%				5.66%															0.50%	0.50%
Paid off term loan										30,000,000
Charge of refinancing activities										6,700,000
Credit facilities, amount outstanding												96,000,000	42,000,000	0	41,200,000													149,300,000	29,600,000	9,000,000	8,400,000																			64,500,000		300,000,000
Credit facilities, additional borrowing																																																330,000,000			375,000,000
Credit facilities, repayment term (in years)													five years															6
Credit facilities, maturity date											May 17, 2013																			November 2013
Credit facilities, basis spread of interest rate											2.00%	1.99%		1.77%	1.73%													5.00%	2.26%			2.00%		2.75%		3.00%	1.75%	1.50%	2.30%	4.23%	3.50%	3.00%	3.75%			2.50%	1.50%
Fixed rate, minimum																7.333%	7.333%			7.333%				6.125%	6.125%
Fixed rate, maximum																7.871%	7.871%			7.715%				9.25%	9.25%
Credit facilities, percentage of commitment fee on unused capacity																																0.375%	0.20%	0.50%	0.35%
Maximum percentage of borrowing under credit facilities											55.00%
Credit facilities, remaining borrowing capacity											322,400,000			40,400,000
Credit facilities, weighted average interest rate												2.21%		1.74%	1.86%
Credit facilities, decrease														800,000
Collateralized real estate property														56,500,000	57,900,000																18,200,000
Senior unsecured notes																		125,000,000	65,000,000
Percent of outstanding notes repurchased																								93.00%
Interest rate swap, amount fixed				65,000,000					60,000,000
Total senior notes available	369,970,000	576,678,000		125,000,000	369,970,000	576,678,000
Interest rate of interest rate derivative instrument								5.507%	5.675%
Senior Notes																					7,000,000	75,000,000	138,000,000	9,200,000
Senior Notes, maturity date																					Apr. 01, 2013		Nov. 15, 2011					May 17, 2016
Initial exchange rate of notes																					80.8898		60.3346
Principal amount of exchangeable senior notes																					1,000		1,000
Exchange price of notes per common share																					$ 12.36		$ 16.57																					$ 18.94
Senior Notes, maturity date, start																					January 1, 2013		August 15, 2011
Proceeds from senior notes																					6,800,000	72,800,000	134,000,000
Price of principal amount plus accrued and unpaid interest, in percentage																								103.00%
Price of principal amount plus accrued and unpaid interest, in amount																								136,300,000
Shares reserved for future settlement of exchangeable note																																												8,300,000
Premium paid for capped call transaction																																												6,300,000
Debt face amount												137,200,000				125,000,000	125,000,000							91,175,000	220,000,000			157,683,000	102,743,000																				150,000,000
Dividend rate as percentage of normalized adjusted funds from operations	90.00%
Quarterly principal payments of loans																												375,000
Debt instrument basis spread on variable interest rate																													400											200
Fair value of the interest rate swaps							3,600,000
Hedge ineffectiveness and income statement effect in period	$ 0